Supplement Dated December 5, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated December 5, 2013
To The Prospectus Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective December 5, 2013, unless otherwise noted below.

Please delete all references to Ashmore EMM, L.L.C. and replace them with Ashmore Equity Investment Management (US) LLC.

For the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, please remove all references to Jeffrey D. McGrew.

In the summary prospectus and prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Investment Strategies,” please add the following asset class and strategy to the “Non-Traditional Asset Classes and Strategies” table for the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, and the Curian Guidance – Institutional Alt 100 Growth Fund:

Covered Call Writing

In the summary prospectus section entitled “Summary Overview of Each Fund,” subsection “Portfolio Management – Portfolio Managers,” for the Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, and Curian Guidance – Real Assets Fund, please add the following:

Name:	Joined Fund Management Team In:	Title:
Brian Hargreaves	December 2013	Vice President and Portfolio Manager, Curian Capital

In the summary prospectus and the prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Investment Strategies,” for the Curian Focused International Equity Fund,  please delete the second paragraph in its entirety and replace it with the following:

The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

In the summary prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Risks of Investing in the Fund,” for the Curian Focused International Equity Fund, please add the following risk:

Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

In the prospectus section entitled “Additional Information About Each Fund” for the Curian Focused International Equity Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risk:  Frontier market countries risk

In the prospectus section entitled “Additional Information About Each Fund,” subsection “Principal Investment Strategies,” for the Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, and Curian Guidance – Maximum Growth Fund, please remove the following line item from the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian/American Funds Global Growth Fund	International Equity

In the prospectus section entitled “Additional Information About Each Fund,” subsection “Principal Investment Strategies,” for the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, and the Curian Guidance – Institutional Alt 100 Growth Fund, please add the following line item to the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing

In the prospectus section entitled “Additional Information About Each Fund,” sub-section “The Adviser and Portfolio Management” for the Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, and Curian Guidance – Real Assets Fund, please add the following:

•
Brian Hargreaves, CAIA, Vice President and Portfolio Manager, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Hargreaves brings nearly 15 years of investment experience in alternative assets, including due diligence, manager selection, performance measurement and portfolio management.  From 2006 until joining Curian Capital in 2012, Mr. Hargreaves was a Director in the Alternative & Quantitative Investments Group for UBS Global Asset Management (Americas) Inc. where he supported product expansion for UBS’s institutional channel focused on single and multi-manager hedge fund strategies.  He acquired additional experience working at the Chicago Mercantile Group and Arthur Andersen LLP.

In the prospectus section entitled “Additional Information About Each Fund,” sub-section “The Sub-Adviser and Portfolio Management,” for the Curian/Epoch Global Shareholder Yield Fund, please delete the second sentence and replace it with the following:

Epoch is a wholly owned subsidiary of The Toronto-Dominion Bank, a public company, and was incorporated in April 2004 as a Delaware corporation and is an independent advisory firm.

This supplement is dated December 5, 2013.

(To be used with JMV8037 04/13, JMV8037NY 04/13, VC3656 04/13, NV3174 04/13, NV3174CE 04/13, VC4224 04/13, JMV8798 04/13, JMV9476 04/13, JMV5763ML 04/13, JMV9476ML 04/13, JMV5763WF 04/13, JMV9476WF 04/13, JMV9476L 09/13, NV4224 04/13, JMV9476NY 04/13, NV4224WF 04/13, JMV9476WFNY 04/13, JMV9476LNY 09/13, FVC4224FT 04/13, VC5526 04/13, NV5526 04/13, JMV7698 04/13, VC5869 04/13, JMV7698NY 04/13, NV5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, JMV7697NY 04/13, NV5890 04/13, VC5995 04/13, JMV5765 09/13, JMV2731 04/13, NMV2731 04/13, VC3657 04/13, NV3784 04/13, VC3723 04/13.)
CMV12180 12/13

Supplement Dated December 5, 2013
To The Statement of Additional Information
Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective December 5, 2013, unless otherwise noted below.

On pages 64-65, in the section “Trustees and Officers of the Trust,” sub-section “Additional Information Concerning The Trustees,” please delete the information directly after the fifth paragraph and replace it with the following:

Mark S. Wehrle.  Mr. Wehrle has over 30 years of general business experience and he has specific experience with accounting, auditing, internal controls and financial reporting that he gained as an audit partner serving financial services entities, including mutual funds.  The Board concluded that Mr. Wehrle is suitable to act as Trustee of the Trust because of his accounting and business experience.

On page 72, in the section “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Adviser and Portfolio Managers” after the heading “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please add the following line items relating to Brian Hargreaves for the Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, and Curian Guidance – Real Assets Fund, as of September 30, 2013:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Brian Hargreaves	0	$0	0	$0	0	$0

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Brian Hargreaves	0	$0	0	$0	0	$0

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On page 74, in the section “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Adviser and Portfolio Managers,” please add the following item relating to “Security Ownership of the Portfolio Managers” for the Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, and Curian Guidance – Real Assets Fund,” as of September 30, 2013

Security Ownership of Portfolio Manager	Brian Hargreaves
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 90, in the section “Investment Adviser, Sub-Advisers and Other Service Providers,” sub-section “Investment Adviser and Portfolio Managers,” please delete the second sentence after the heading entitled “Epoch Investment Partners, Inc. (“Epoch”)” and replace with the following:

Epoch is a wholly owned subsidiary of The Toronto-Dominion Bank, a public company, and was incorporated in April 2004 as a Delaware corporation and is an independent advisory firm.

Please delete all references to Jeffrey D. McGrew as portfolio manager of the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund.

Please delete all references to Ashmore EEM, L.L.C. and replace them with Ashmore Equity Investment Management (US) LLC.

This supplement is dated December 5, 2013.

(To be used with CMV8711 04/13 and CMV8711PROXY 04/13)
CMX12181 12/13

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